GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 17,523	$ 13,589
America (principally the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,739	1,010
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	13,425	10,552
EMEA - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	869	666
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,490	$ 1,361